Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			60 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2015	Dec. 31, 2010
Deferred tax assets current	$ 1,044	$ 0
Deferred tax assets non-current	1,852	2,524
Deferred tax liabilities	2,017	3,045
Carryforwards income tax benefit	$ 3,594
Greece
Tax rate on cost				5.42%	5.00%
Effective tax rate	20.00%	20.00%	20.00%
United States
Effective tax rate	54.50%